Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Categories of Financial Instruments
(b)
Categories of Financial Instruments

	2023 A$	2022 A$
Financial Assets
Cash and cash equivalents	18,250,255	33,564,857
Receivables	642,277	6,784,121
Other financial assets	119,000	119,000
	19,011,532	40,467,978

Financial Liabilities
Trade and other payables	3,500,487	2,786,280
Lease liability – rental property	533,583	693,623
Contingent consideration at fair value	3,687,189	2,699,010
	7,721,259	6,178,913

Disclosure of Foreign Currency Risk Management	The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars is as follows:

	2023 A$	2022
Denominated in USD
Monetary items
Cash and cash equivalents	2,552,731	17,786,031
Trade and other payables	(2,451,693)	(1,298,425)
Contingent consideration liability	(3,687,189)	(2,699,010)
Total monetary items	(3,586,151)	13,788,596
Non-monetary items
Goodwill	6,137,205	5,921,027
Other intangible assets	9,202,594	9,838,274
Deferred tax liability	(1,655,369)	(1,798,625)
Total non-monetary items	13,684,430	13,960,676

Total denominated in USD	10,098,279	27,749,272

Summary of Foreign Currency Sensitivity Analysis

The following table details the Group’s sensitivity to a 10% increase and decrease in the Australian dollar against the US dollar. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency rates. The sensitivity analysis below includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit or equity where the Australian dollar strengthens 10% against the relevant currency.

For a 10% weakening of the Australian dollar against the relevant currency, there would be a comparable impact on the profit or equity with the balances being the opposite.

	2023 A$	2022 A$	2021 A$
10% increase
Profit or loss (i)	(579,305)	1,796,641	(222,678)
Equity (ii)	91097	18,815	3,135
10% decrease
Profit or loss (i)	579,305	(1,796,641)	222,678
Equity (ii)	(91,097)	(18,815)	(3,135)

(i)
This is attributable to the exposure to outstanding USD net monetary assets at the end of the reporting period.
(ii)
This is attributable to the exposure to outstanding USD net monetary assets at the end of the reporting period in the subsidiaries which is denominated in USD and reflected in the foreign currency translation reserve.

Summary of Remaining Contractual Maturity for Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its financial liabilities with agreed repayment terms. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

To the extent that interest flows are at a variable rate, the undiscounted amount is derived from interest rate applicable at the end of the reporting period. The tables include both interest and principal cash flows.

2023	Weighted average effective interest rate %	Less than 1 month A$	1 – 3 months A$	3 – 12 months A$	1 to 5 years A$	5 + years A$	Total A$
Trade and other payables	-	3,500,487	-	-	-	-	3,500,487
Lease liability – rental property (fixed interest rate)	3.56	15,564	46,691	125,018	375,989	-	563,262
		3,516,051	46,691	125,018	375,989	-	4,063,749

2022	Weighted average effective interest rate %	Less than 1 month A$	1 – 3 months A$	3 – 12 months A$	1 to 5 years A$	5 + years A$	Total A$
Trade and other payables	-	2,786,280	-	-	-	-	2,786,280
Lease liability – rental property (fixed interest rate)	3.56	15,069	45,206	121,043	563,262	-	744,580
		2,801,349	45,206	121,043	563,262	-	3,530,860

Summary of Fair Value of Financial Instruments	The following table gives information about how the fair value of the financial liability is determined.

Financial Liabilities	Fair value as at 30 June 2023 A$	Fair value as at 30 June 2022 A$	Fair value hierarchy	Valuation technique	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Contingent consideration in a business combination (Note 29)	3,687,189	2,699,010	Level 3	Discounted cash flow	Discount rate of 25% (pre-tax) and probability adjusted revenue projections.	The higher the discount rate, the lower the value. The higher the possible revenue the higher value.

Summary of Reconciliation of Level 3 Fair Value Measurements

Reconciliation of Level 3 fair value measurements

	2023	2022
	Contingent consideration in a business combination A$	Contingent consideration in a business combination A$
Opening balance Total (gain) or loss:	2,699,010	1,762,656
- in profit or loss	988,179	936,354
Closing balance	3,687,189	2,699,010